Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 399	¥ 70
Derivative financial instruments, current assets	362	43
Derivative financial instruments, noncurrent assets	37	27
Derivative financial instruments, liabilities	141	23
Derivative financial instruments, current liabilities	3	13
Derivative financial instruments, noncurrent liabilities	138	10
Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		43
Derivative financial instruments, current assets		43
Derivative financial instruments, liabilities		13
Derivative financial instruments, current liabilities		13
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		27
Derivative financial instruments, liabilities	140	¥ 10
Derivative financial instruments, current liabilities	2
Fuel Forward Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	399
Derivative financial instruments, current assets	362
Derivative financial instruments, liabilities	1
Derivative financial instruments, current liabilities	¥ 1